Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 30	$ 483
Accounts receivable (Note 8)	701	628
Due from related parties (Note 29)	415	255
Other current assets (Note 9)	122	125
Total current assets	1,268	1,491
Property, plant and equipment (Note 10)	21,501	20,687
Other long-term assets:
Regulatory assets (Note 12)	2,676	1,721
Deferred income tax assets	748	1,018
Intangible assets (Note 11)	456	410
Goodwill	325	325
Other assets	87	5
Total other long-term assets	4,292	3,479
Total assets	27,061	25,657
Current liabilities:
Short-term notes payable (Note 16)	1,143	1,252
Long-term debt payable within one year (Notes 16, 18)	653	731
Accounts payable and other current liabilities (Note 14)	989	956
Due to related parties (Note 29)	302	89
Total current liabilities	3,087	3,028
Long-term liabilities:
Long-term debt (includes $351 measured at fair value; 2018 - $845) (Notes 16, 18)	10,822	9,978
Convertible debentures (Notes 17, 18)	0	489
Regulatory liabilities (Note 12)	167	326
Deferred income tax liabilities	61	58
Other long-term liabilities (Note 15)	3,055	2,135
Total Long-term liabilities	14,105	12,986
Total liabilities	17,192	16,014
Contingencies and Commitments (Notes 31, 32)
Subsequent Events (Note 34)
Noncontrolling interest subject to redemption (Note 28)	20	21
Equity
Common shares (Note 24)	5,661	5,643
Preferred shares (Note 24)	418	418
Additional paid-in capital (Note 27)	49	56
Retained earnings	3,667	3,459
Accumulated other comprehensive loss	(5)	(3)
Hydro One shareholders’ equity	9,790	9,573
Noncontrolling interest (Note 28)	59	49
Total equity	9,849	9,622
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 27,061	$ 25,657